UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07156

Name of Fund: BlackRock MuniYield Investment Quality Fund (MFT)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock MuniYield

Investment Quality Fund, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2014

Date of reporting period: 04/30/2014

Item 1 – Schedule of Investments

Schedule of Investments April 30, 2014 (Unaudited)	BlackRock MuniYield Investment Quality Fund (MFT) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 4.5%
City of Birmingham Alabama Special Care Facilities Financing Authority, RB, Children’s Hospital (AGC):
6.13%, 6/01/34	$1,500	$1,738,290
6.00%, 6/01/39	2,985	3,447,735
City of Selma Alabama IDB, RB, Gulf Opportunity Zone, International Paper Co. Project, Series A, 5.38%, 12/01/35	350	371,213

		5,557,238
California — 20.0%
California Educational Facilities Authority, RB, University of Southern California, Series A, 5.25%, 10/01/38	1,960	2,216,819
California Health Facilities Financing Authority, RB, Sutter Health, Series B, 6.00%, 8/15/42	1,150	1,362,267
California State Public Works Board, LRB:
Department of Corrections & Rehabilitation, Series F, 5.25%, 9/01/33	490	548,241
Various Capital Projects, Series I, 5.50%, 11/01/31	1,000	1,164,900
City & County of San Francisco California Airports Commission, Refunding ARB, 2nd Series A, AMT:
5.50%, 5/01/28	720	825,588
5.25%, 5/01/33	560	619,175
City of San Jose California, Refunding ARB, Series A-1, AMT:
5.50%, 3/01/30	1,600	1,765,360
6.25%, 3/01/34	1,250	1,430,475
County of Sacramento California, ARB, Senior Series A (AGC), 5.50%, 7/01/41	1,400	1,588,174
Kern Community College District, GO, Safety, Repair & Improvement, Election of 2002, Series C, 5.50%, 11/01/33	970	1,130,807
Los Angeles Community College District California, GO, Election of 2001, Series A (NPFGC), 5.00%, 8/01/32	2,780	3,081,324
Redondo Beach Unified School District, GO, Election of 2008, Series E, 5.50%, 8/01/34	1,000	1,099,500
Municipal Bonds	Par (000)	Value
California (concluded)
San Diego Public Facilities Financing Authority Water, Refunding RB, Series B (AGC), 5.38%, 8/01/34	$1,020	$1,168,114
State of California, GO, Various Purposes (AGC), 5.50%, 11/01/39	3,450	3,923,892
Township of Washington California Health Care District, GO, Election of 2004, Series B, 5.50%, 8/01/40	370	425,012
University of California, Refunding RB, The Regents of Medical Center, Series J, 5.25%, 5/15/38	2,235	2,464,803

		24,814,451
Colorado — 2.1%
City & County of Denver Colorado Airport System, ARB, Series A, AMT:
5.50%, 11/15/28	500	562,800
5.50%, 11/15/30	225	250,603
5.50%, 11/15/31	270	298,026
Colorado Health Facilities Authority, RB, Hospital, NCMC, Inc. Project, Series B (AGM), 6.00%, 5/15/26	1,300	1,472,029

		2,583,458
Florida — 11.5%
City of Jacksonville Florida, Refunding RB, Series A, 5.25%, 10/01/33	270	300,748
County of Hillsborough Florida Aviation Authority, Refunding ARB, Tampa International Airport, Series A, AMT, 5.50%, 10/01/29	1,170	1,308,516
County of Lee Florida, Refunding ARB, Series A, AMT, 5.38%, 10/01/32	1,000	1,072,110
County of Manatee Florida Housing Finance Authority, RB, S/F Housing, Series A, AMT (Ginnie Mae, Fannie Mae & Freddie Mac), 5.90%, 9/01/40	135	137,732
County of Miami-Dade Florida, RB, Seaport:
Series A, 6.00%, 10/01/38	1,840	2,112,375
Series A, 5.50%, 10/01/42	2,125	2,324,155
Series B, AMT, 6.00%, 10/01/26	590	694,253

BLACKROCK MUNIYIELD INVESTMENT QUALITY FUND	APRIL 30, 2014	1

Schedule of Investments (continued)	BlackRock MuniYield Investment Quality Fund (MFT) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Florida (concluded)
County of Miami-Dade Florida, RB, Seaport (concluded):
Series B, AMT, 6.00%, 10/01/27	$775	$905,239
Series B, AMT, 6.25%, 10/01/38	310	352,796
Series B, AMT, 6.00%, 10/01/42	410	458,113
County of Miami-Dade Florida, Refunding RB:
Seaport, Series D, AMT, 6.00%, 10/01/26	735	864,874
Water & Sewer System, Series B, 5.25%, 10/01/29	500	571,840
County of Miami-Dade Florida Aviation, Refunding ARB, Series A, AMT, 5.00%, 10/01/31	2,165	2,308,843
Reedy Creek Improvement District, GO, Series A, 5.25%, 6/01/32	710	792,502

		14,204,096
Hawaii — 0.9%
State of Hawaii, Department of Transportation, COP, AMT:
5.25%, 8/01/25	250	277,168
5.25%, 8/01/26	810	889,420

		1,166,588
Illinois — 21.9%
City of Chicago Illinois, GARB, O’Hare International Airport, 3rd Lien:
Series A, 5.75%, 1/01/39	770	840,617
Series C, 6.50%, 1/01/41	3,680	4,269,683
City of Chicago Illinois, GO, Refunding, Series A:
5.25%, 1/01/29	1,000	1,055,000
5.25%, 1/01/33	570	588,725
City of Chicago Illinois, Refunding RB, Series A:
Sales Tax, 5.25%, 1/01/38	525	556,904
Waterworks, Second Lien (AMBAC), 5.00%, 11/01/36	1,165	1,209,922
City of Chicago Illinois Transit Authority, RB:
Federal Transit Administration, Section 5309, Series A (AGC), 6.00%, 6/01/26	1,400	1,542,240
Sales Tax Receipts, 5.25%, 12/01/36	1,000	1,074,290
City of Chicago Illinois Transit Authority, Refunding RB, Federal Transit Administration, Section 5309 (AGM), 5.00%, 6/01/28	3,000	3,172,170
Municipal Bonds	Par (000)	Value
Illinois (concluded)
City of Chicago Illinois Wastewater Transmission, RB, 2nd Lien, 5.00%, 1/01/42	$1,375	$1,415,494
County of Cook Illinois Community College District No. 508, GO, City College of Chicago:
5.50%, 12/01/38	1,500	1,653,765
5.25%, 12/01/43	2,700	2,873,475
Illinois Finance Authority, RB, Carle Foundation, Series A, 6.00%, 8/15/41	1,555	1,747,820
Railsplitter Tobacco Settlement Authority, RB:
5.50%, 6/01/23	940	1,095,476
6.00%, 6/01/28	270	313,313
State of Illinois, GO:
5.25%, 2/01/31	585	635,164
5.25%, 2/01/32	1,000	1,079,100
5.50%, 7/01/33	1,500	1,643,460
5.50%, 7/01/38	280	305,444

		27,072,062
Indiana — 4.0%
Indiana Finance Authority, RB, Private Activity Bond, Ohio River Bridges East End Crossing Project, Series A, AMT, 5.00%, 7/01/40	375	381,322
Indianapolis Local Public Improvement Bond Bank, Refunding RB, Waterworks Project, Series A (AGC), 5.50%, 1/01/38	4,310	4,635,836

		5,017,158
Louisiana — 2.1%
City of New Orleans Louisiana Aviation Board, Refunding GARB, Restructuring (AGC):
Series A-1, 6.00%, 1/01/23	375	430,886
Series A-2, 6.00%, 1/01/23	160	183,845
Lake Charles Harbor & Terminal District, RB, Series B, AMT, 5.50%, 1/01/29	1,000	1,115,000
Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed, Series A, 5.50%, 5/15/29	805	875,124

		2,604,855

2	BLACKROCK MUNIYIELD INVESTMENT QUALITY FUND	APRIL 30, 2014

Schedule of Investments (continued)	BlackRock MuniYield Investment Quality Fund (MFT) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Massachusetts — 1.6%
Massachusetts HFA, Refunding RB, Series C, AMT, 5.35%, 12/01/42	$1,910	$1,947,627
Michigan — 5.3%
City of Detroit Michigan Sewage Disposal System, Refunding RB, Senior Lien:
Series B (AGM), 7.50%, 7/01/33	660	716,060
Series C-1 (AGM), 7.00%, 7/01/27	2,285	2,474,495
City of Detroit Michigan Water Supply System, RB, 2nd Lien, Series B (AGM), 6.25%, 7/01/36	1,800	1,820,034
Royal Oak Hospital Finance Authority Michigan, Refunding RB, William Beaumont Hospital, Services V, 8.25%, 9/01/18 (a)	1,265	1,551,548

		6,562,137
Minnesota — 2.8%
City of Minneapolis Minnesota, Refunding RB, Fairview Health Services, Series B (AGC), 6.50%, 11/15/38	3,000	3,520,110
Mississippi — 1.5%
Mississippi Development Bank, RB, Special Obligation, Jackson Water & Sewer System Project (AGM), 6.88%, 12/01/40	1,190	1,533,732
Mississippi State University Educational Building Corp., Refunding RB, Mississippi State University Improvement Project, 5.25%, 8/01/38	260	291,535

		1,825,267
Nevada — 4.3%
County of Clark Nevada, ARB, Las Vegas-McCarran International Airport, Series A (AGM), 5.25%, 7/01/39	2,375	2,547,781
County of Clark Nevada, GO, Limited Tax, 5.00%, 6/01/38	1,000	1,057,840
County of Clark Nevada Water Reclamation District, GO, Series A, 5.25%, 7/01/34	1,500	1,711,740

		5,317,361
Municipal Bonds	Par (000)	Value
New Jersey — 6.0%
New Jersey EDA, RB:
Private Activity Bond, The Goethals Bridge Replacement Project, AMT, 5.38%, 1/01/43	$1,000	$1,052,690
School Facilities Construction (AGC), 6.00%, 12/15/18 (a)	330	401,907
School Facilities Construction (AGC), 6.00%, 12/15/34	670	773,361
The Goethals Bridge Replacement Project, Private Bond, AMT, 5.00%, 1/01/31	530	565,987
New Jersey Health Care Facilities Financing Authority, RB, Virtua Health, Series A (AGC), 5.50%, 7/01/38	1,400	1,490,384
New Jersey Transportation Trust Fund Authority, RB, Transportation System:
Series A, 5.50%, 6/15/41	1,195	1,313,663
Series AA, 5.50%, 6/15/39	1,600	1,785,792

		7,383,784
New York — 6.4%
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution, Series FF-2, 5.50%, 6/15/40	1,545	1,749,960
City of New York New York Transitional Finance Authority Building Aid, BARB, Fiscal 2009, Series S-4 (AGC), 5.50%, 1/15/29	2,000	2,317,120
Metropolitan Transportation Authority, RB, Series B, 5.25%, 11/15/44	1,000	1,092,140
Port Authority of New York & New Jersey, Refunding ARB, Consolidated, 166th Series, 5.25%, 7/15/36	2,500	2,787,900

		7,947,120
Ohio — 1.9%
State of Ohio Turnpike Commission, RB, Junior Lien, Infrastructure Projects, Series A-1:
5.25%, 2/15/30	585	659,979
5.25%, 2/15/31	1,500	1,682,625

		2,342,604

BLACKROCK MUNIYIELD INVESTMENT QUALITY FUND	APRIL 30, 2014	3

Schedule of Investments (continued)	BlackRock MuniYield Investment Quality Fund (MFT) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Pennsylvania — 2.2%
Pennsylvania Turnpike Commission, RB:
Series A, 5.00%, 12/01/44	$440	$472,934
Sub-Series A, 6.00%, 12/01/41	2,000	2,198,080

		2,671,014
South Carolina — 4.9%
County of Charleston South Carolina, RB, Special Source, 5.25%, 12/01/38	1,470	1,674,065
County of Charleston South Carolina Airport District, ARB, Series A, AMT:
5.50%, 7/01/26	1,810	2,062,079
6.00%, 7/01/38	1,155	1,289,431
5.50%, 7/01/41	1,000	1,086,130

		6,111,705
Texas — 19.2%
Austin Community College District Public Facility Corp., RB, Educational Facilities Project, Round Rock Campus, 5.25%, 8/01/33	2,250	2,506,523
City of Beaumont Texas, GO, Certificates of Obligation, 5.25%, 3/01/37	930	1,045,962
City of Houston Texas Utility System, Refunding RB, Combined 1st Lien, Series A (AGC):
6.00%, 11/15/35	2,700	3,154,680
6.00%, 11/15/36	2,055	2,406,384
5.38%, 11/15/38	1,000	1,090,300
County of Tarrant Texas Cultural Education Facilities Finance Corp., Refunding RB, Christus Health, Series A (AGC), 6.50%, 7/01/37	1,100	1,231,406
Dallas-Fort Worth International Airport, ARB, Joint Improvement, Series H, AMT, 5.00%, 11/01/37	980	1,014,692
Dallas-Fort Worth International Airport, Refunding RB, Joint Revenue, Series E, 5.50%, 11/01/27	2,500	2,832,050
Frisco Texas ISD, GO, School Building (AGC), 5.50%, 8/15/41	1,210	1,428,393
Lower Colorado River Authority, Refunding RB, 5.50%, 5/15/33	730	814,731
Municipal Bonds	Par (000)	Value
Texas (concluded)
North Texas Tollway Authority, RB, Special Projects, Series A, 5.50%, 9/01/41	$2,750	$3,097,325
North Texas Tollway Authority, Refunding RB, 1st Tier:
(AGM), 6.00%, 1/01/43	1,000	1,113,530
Series K-1 (AGC), 5.75%, 1/01/38	1,400	1,588,062
Red River Education Financing Corp., RB, Texas Christian University Project, 5.25%, 3/15/38	420	471,891

		23,795,929
Virginia — 1.3%
City of Lexington Virginia IDA, RB, Washington & Lee University, 5.00%, 1/01/43	380	414,029
Virginia Public School Authority, RB, Fluvanna County School Financing, 6.50%, 12/01/18 (a)	1,000	1,241,590

		1,655,619
Washington — 1.6%
City of Seattle Washington Municipal Light & Power, Refunding RB, Series A, 5.25%, 2/01/36	1,000	1,108,190
State of Washington, GO, Various Purposes, Series B, 5.25%, 2/01/36	725	821,635

		1,929,825
Total Municipal Bonds — 126.0%		156,030,008

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (b)
Alabama — 1.3%
City of Mobile Alabama Board of Water & Sewer Commissioners, RB, (NPFGC), 5.00%, 1/01/31	1,500	1,578,555
District of Columbia — 0.7%
District of Columbia Water & Sewer Authority, Refunding RB, Senior Lien, Series A, 6.00%, 10/01/35 (c)	760	871,545
Florida — 2.4%
County of Hillsborough Florida Aviation Authority, ARB, Tempa International Airport, Series A, AMT (AGC), 5.50%, 10/01/38	2,499	2,741,628

4	BLACKROCK MUNIYIELD INVESTMENT QUALITY FUND	APRIL 30, 2014

Schedule of Investments (continued)	BlackRock MuniYield Investment Quality Fund (MFT) (Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (b)	Par (000)	Value
Florida (concluded)
County of Lee Florida Housing Finance Authority, RB, S/F Housing, Multi-County Program, Series A-2, AMT (Ginnie Mae), 6.00%, 9/01/40	$240	$249,151

		2,990,779
Kentucky — 0.9%
Kentucky State Property & Building Commission, Refunding RB, Project No. 93 (AGC), 5.25%, 2/01/27	1,002	1,141,676
Nevada — 7.5%
County of Clark Nevada Water Reclamation District, GO:
Limited Tax, 6.00%, 7/01/38	2,010	2,331,379
Series B, 5.50%, 7/01/29	1,994	2,337,809
Las Vegas Valley Water District, GO, Refunding, Series C, 5.00%, 6/01/28	4,200	4,678,632

		9,347,820
New Jersey — 2.3%
New Jersey Housing & Mortgage Finance Agency, RB, S/F Housing, Series CC, 5.25%, 10/01/29	1,610	1,713,508
New Jersey Transportation Trust Fund Authority, RB, Transportation System, Series B, 5.25%, 6/15/36 (c)	1,000	1,085,401

		2,798,909
New York — 12.6%
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution:
Series BB, 5.25%, 6/15/44	2,999	3,267,570
Series FF-2, 5.50%, 6/15/40	1,095	1,240,091
City of New York New York Transitional Finance Authority, BARB, Fiscal 2009, Series S-3, 5.25%, 1/15/39	1,000	1,109,267
Hudson Yards Infrastructure Corp., RB, Fiscal 2012, Series A, 5.75%, 2/15/47 (c)	1,000	1,110,382
Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (b)	Par (000)	Value
New York Liberty Development Corp., RB, 1 World Trade Center Port Authority Consolidated Bonds, 5.25%, 12/15/43	$3,000	$3,238,080
New York Liberty Development Corp., Refunding RB, 4 World Trade Center Project, 5.75%, 11/15/51 (c)	1,770	1,957,779
New York State Dormitory Authority, ERB, Personal Income Tax, Series B, 5.25%, 3/15/38	3,250	3,700,580

		15,623,749
Texas — 2.4%
City of San Antonio Texas Public Service Board, Refunding RB, Series A, 5.25%, 2/01/31 (c)	2,609	2,955,327
Utah — 0.8%
City of Riverton Utah, RB, IHC Health Services, Inc., 5.00%, 8/15/41	1,004	1,059,638
Total Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts — 30.9%		38,367,998
Total Long-Term Investments (Cost — $178,923,415) — 156.9%		194,398,006

Short-Term Securities — 2.7%	Shares
FFI Institutional Tax-Exempt Fund, 0.03% (d)(e)	3,329,916	3,329,916
Total Short-Term Securities (Cost — $3,329,916) — 2.7%		3,329,916
Total Investments (Cost — $182,253,331*) — 159.6%		197,727,922
Other Assets Less Liabilities — 2.4%		2,913,544
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (16.4%)		(20,288,333)
VMTP Shares, at Liquidation Value — (45.6%)		(56,500,000)

Net Assets Applicable to Common Shares — 100.0%		$123,853,133
* As of April 30, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:
Tax cost		$162,271,995

Gross unrealized appreciation		$15,543,725
Gross unrealized depreciation		(371,555)

Net unrealized appreciation		$15,172,170

BLACKROCK MUNIYIELD INVESTMENT QUALITY FUND	APRIL 30, 2014	5

Schedule of Investments (continued)	BlackRock MuniYield Investment Quality Fund (MFT)

Notes to Schedule of Investments

(a)	U.S. government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(b)	Represent bonds transferred to a TOB. In exchange for which the Fund acquired residual interest certificates. These bonds serve as collateral in a financing transaction.

(c)	All or a portion of security is subject to a recourse agreement, which may require the Fund to pay the liquidity provider in the event there is a shortfall between the TOB trust certificates and proceeds received from the sale of the security contributed to the TOB trust. In the case of a shortfall, the aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire from October 1, 2016 to November 15, 2019 is $4,647,054.

(d)	Investments in issuers considered to be an affiliate of the Fund during the period ended April 30, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2013	Net Activity	Shares Held at April 30, 2014	Income
FFI Institutional Tax-Exempt Fund	8,162,312	(4,832,396)	3,329,916	$448

(e)	Represents the current yield as of report date.

Portfolio Abbreviations

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
BARB	Building Aid Revenue Bonds
COP	Certificates of Participation
EDA	Economic Development Authority
ERB	Education Revenue Bonds
GARB	General Airport Revenue Bonds
GO	General Obligation Bonds
HFA	Housing Finance Agency
IDA	Industrial Development Authority
IDB	Industrial Development Board
ISD	Independent School District
LRB	Lease Revenue Bonds
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds
S/F	Single-Family

•	Financial futures contracts outstanding as of April 30, 2014 were as follows:

Contracts Sold	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation
(110)	10-Year U.S. Treasury Note	Chicago Board of Trade	June 2014	$13,686,406	$(12,599)

6	BLACKROCK MUNIYIELD INVESTMENT QUALITY FUND	APRIL 30, 2014

Schedule of Investments (continued)	BlackRock MuniYield Investment Quality Fund (MFT)

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of April 30, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments [1]	—	$194,398,006	—	$194,398,006
Short-Term Securities	$3,329,916	—	—	3,329,916

Total	$3,329,916	$194,398,006	—	$197,727,922

[1] See above Schedule of Investments for values in each state or political subdivision.
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments [2]
Liabilities:
Interest rate contracts	$(12,599)	—	—	$(12,599)
[2] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

BLACKROCK MUNIYIELD INVESTMENT QUALITY FUND	APRIL 30, 2014	7

Schedule of Investments (concluded)	BlackRock MuniYield Investment Quality Fund (MFT)

The carrying amount for certain of the Fund’s assets and/or liabilities approximates fair value for financial reporting purposes. As of April 30, 2014, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$169,000	—	—	$169,000
Liabilities:
TOB trust certificates	—	$(20,283,757)	—	(20,283,757)
VMTP Shares	—	(56,500,000)	—	(56,500,000)

Total	$169,000	$(76,783,757)	—	$(76,614,757)

There were no transfers between levels during the period ended April 30, 2014.

8	BLACKROCK MUNIYIELD INVESTMENT QUALITY FUND	APRIL 30, 2014

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniYield Investment Quality Fund

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield Investment Quality Fund

Date: June 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield Investment Quality Fund

Date: June 23, 2014

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniYield Investment Quality Fund

Date: June 23, 2014